Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$280,812	$(19,867)	$260,945
- Acquisitions and other vessels' costs (Note 4)	$13,607	-	13,607
- Vessels' disposals	(40,126)	10,219	(29,907)
- Depreciation for the period	-	(5,669)	(5,669)
- Impairment charge	(32,626)	-	(32,626)
Balance, June 30, 2013	$221,667	$(15,317)	$206,350